Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Instrument [Line Items]
Summary of Debt
The Company's debt is summarized below:

	2017 Weighted Average Effective Interest Rates(1)	2017 Weighted Average Stated Rates (2)	2017 Weighted Average Maturity (3)	December 31, 2017	December 31, 2016
				(In Thousands)
Revolving Credit Facility	3.88%	2.44%	1.2	$112,000	$86,000
Term Loan	2.68%	2.50%	0.8	—	420,000
Master Trust Notes	5.52%	5.01%	5.2	2,248,504	1,672,706
CMBS - fixed-rate	5.78%	5.81%	4.6	332,647	528,427
Convertible Notes	5.32%	3.28%	2.3	747,500	747,500
Senior Unsecured Notes	4.65%	4.45%	8.7	300,000	300,000
Total debt	5.04%	4.35%	4.7	3,740,651	3,754,633
Debt discount, net				(61,399)	(52,894)
Deferred financing costs, net (4)				(39,572)	(37,111)
Total debt, net				$3,639,680	$3,664,628
(1) The effective interest rates include amortization of debt discount/premium, amortization of deferred financing costs, facility fees and non-utilization fees, where applicable, calculated for the year ended December 31, 2017.
(2) Represents the weighted average stated interest rate based on the outstanding principal balance as of December 31, 2017.
(3) Represents the weighted average maturity based on the outstanding principal balance as of December 31, 2017.
(4) The Company records deferred financing costs for the Revolving Credit Facility in deferred costs and other assets, net on its consolidated balance sheets.

Schedule of Debt Maturities of Company's Revolving Credit Facilities, Mortgages and Notes Payable, Including Balloon Payments
As of December 31, 2017, scheduled debt maturities of the Company’s Revolving Credit Facilities, Term Loan, mortgages and notes payable and Convertible Notes, including balloon payments, are as follows (in thousands):

	Scheduled Principal	Balloon Payment	Total
2018 (1)	$41,877	$189,312	$231,189
2019	44,135	514,500	558,635
2020	48,910	365,903	414,813
2021	32,402	554,753	587,155
2022	32,557	983,480	1,016,037
Thereafter	188,177	744,645	932,822
Total	$388,058	$3,352,593	$3,740,651

(1) The balloon payment balance in 2018 includes $64.3 million for the acceleration of principal payable, including $13.2 million of capitalized interest, following an event of default under 6 separate non-recourse CMBS loans.

Summary of the Components of Interest Expense Related to the Company's Borrowings
The following table is a summary of the components of interest expense related to the Company's borrowings (in thousands):

	Years Ended December 31,
	2017	2016	2015
Interest expense – Revolving Credit Facilities (1)	$7,957	$3,314	$2,698
Interest expense – Term Loan	9,793	5,218	888
Interest expense – mortgages and notes payable	111,049	143,233	184,439
Interest expense – Convertible Notes (2)	24,509	24,509	24,509
Interest expense – Unsecured Senior Notes	13,351	4,932	—
Non-cash interest expense:
Amortization of deferred financing costs	9,896	9,070	7,937
Amortization of net losses related to interest rate swaps	—	93	108
Amortization of debt discount/(premium), net	13,572	6,217	2,322
Total interest expense	$190,127	$196,586	$222,901

(1) Includes facility fees of approximately $2.1 million, $2.0 million and $1.6 million for the years ended December 31, 2017, 2016 and 2015, respectively.
(2) Included in interest expense on the Operating Partnership's consolidated statements of operations are amounts paid to the Corporation by the Operating Partnership related to the notes payable to Spirit Realty Capital, Inc.

Master Trust Notes
Debt Instrument [Line Items]
Summary of Debt
The Master Trust Notes are summarized below:

	Stated Rates (1)	Maturity	December 31, 2017	December 31, 2016
		(in Years)	(in Thousands)
Series 2014-1 Class A1	—%	0.0	$—	$53,919
Series 2014-1 Class A2	5.4%	2.5	252,437	253,300
Series 2014-2	5.8%	3.2	222,683	226,283
Series 2014-3	5.7%	4.2	311,336	311,820
Series 2014-4 Class A1	3.5%	2.1	150,000	150,000
Series 2014-4 Class A2	4.6%	12.1	358,664	360,000
Series 2017-1 Class A (2)	4.4%	5.0	515,280	—
Series 2017-1 Class B (2)	6.4%	5.0	125,400	—
Total Master Trust 2014 notes	5.0%	5.4	1,935,800	1,355,322
Series 2013-1 Class A	3.9%	1.0	125,000	125,000
Series 2013-2 Class A	5.3%	6.0	187,704	192,384
Total Master Trust 2013 notes	4.7%	4.0	312,704	317,384
Total Master Trust Notes			2,248,504	1,672,706
Debt discount, net			(36,188)	(18,787)
Deferred financing costs, net			(24,010)	(16,376)
Total Master Trust Notes, net			$2,188,306	$1,637,543
(1) Represents the individual series stated interest rate as of December 31, 2017 and the weighted average stated rate of the total Master Trust Notes, based on the collective series outstanding principal balances as of December 31, 2017.
(2) The Operating Partnership acquired $27.1 million in aggregate principal amount of Class A Notes and $6.6 million in aggregate principal amount of Class B Notes to satisfy its regulatory risk retention obligations.